4. Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 309,575	$ 307,473	$ 407,746	$ 386,635
Gain on sale of Assets			$ 50,000